UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2006

Date of reporting period:	February 28, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments February 28, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (a) (97.8%)
	Australia (3.9%)
	Apparel/Footwear
446,128	Pacific Brands Ltd.	748,159

	Food: Major Diversified
236,755	Goodman Fielder Ltd.*	406,376

	Hospital/Nursing Management
90,389	Ramsay Health Care Ltd.	668,318

	Packaged Software
1,006,637	INFOMEDIA Ltd.	391,636
619,948	MYOB Ltd.	459,075
		850,711
	Publishing: Newspapers
142,349	John Fairfax Holdings Ltd.	417,295

	Total Australia	3,090,859

	Belgium (1.7%)
	Food: Specialty/Candy
24,563	Omega Pharma S.A.	1,329,576

	Cayman Islands (0.8%)
	Semiconductors
1,312,000	Solomon Systech International Ltd.	612,996

	Denmark (1.8%)
	Beverages: Alcoholic
13,184	Carlsberg A/S (Series B)	825,466

	Food: Specialty/Candy
7,988	Danisco A/S	585,450

	Total Denmark	1,410,916

	Finland (0.6%)
	Building Products
17,893	Uponor Oyj	468,080

	France (6.7%)
	Aerospace & Defense
6,386	Zodiac S.A.	400,367

	Broadcasting
32,935	NRJ Group*	739,661

	Computer Processing Hardware
63,391	Bull S.A.*	754,236

	Electrical Products
8,547	Nexans S.A.	563,786

	Financial Publishing/Services
10,583	GL Trade S.A.	506,120

	Industrial Specialties
25,244	Saft Groupe S.A.*	729,780

	Office Equipment/Supplies
9,045	Neopost S.A.	905,155

	Other Consumer Specialties
19,953	L’Europeenne d’Extincteurs*	0

	Pharmaceuticals: Other
21,212	IPSEN*	720,763

	Total France	5,319,868

	Germany (5.4%)
	Chemicals: Agricultural
12,050	K+S AG	903,826

	Internet Software/Services
2,901	SCS Standard Computersysteme*	0

	Investment Banks/Brokers
24,730	AWD Holding AG	822,021

	Medical Distributors
4,273	Celesio AG	396,728

	Miscellaneous Commercial Services
21,417	GfK AG	941,956
27,948	Techem AG*	1,218,177
		2,160,133

	Total Germany	4,282,708

	Hong Kong (0.3%)
	Specialty Telecommunications
147,560	Asia Satellite Telecommunications Holdings Ltd.	251,722

	Ireland (2.9%)
	Beverages: Alcoholic
104,524	C&C Group PLC	697,871

	Food: Specialty/Candy
72,206	Kerry Group PLC (A Shares)	1,597,427

	Total Ireland	2,295,298

	Italy (5.8%)
	Auto Parts: O.E.M.
51,111	Sogefi SpA	333,495

	Beverages: Alcoholic
120,927	Davide Campari-Milano SpA	968,340

	Construction Materials
62,234	Buzzi Unicem SpA	1,287,584

	Electronic Components
23,601	Saes Getters SpA	646,682

	Finance/Rental/Leasing
10,021	Banca Italease*	379,437

	Industrial Machinery
33,930	Interpump Group SpA	232,100

	Regional Banks
213,892	Cassa di Risparmio di Firenze SpA	745,905

	Total Italy	4,593,543

	Japan (28.0%)
	Beverages: Non-Alcoholic
11,600	ITO EN, Ltd.	359,580

	Commercial Printing/Forms
23,500	Asia Securities Printing Co., Ltd.	413,551
19,000	Nissha Printing Co., Ltd.	630,970
46,000	Toppan Forms Co., Ltd.	707,790
		1,752,311
	Construction Materials
655,000	Sumitomo Osaka Cement Co., Ltd.	2,042,382
407,000	Taiheiyo Cement Corp.	1,746,699
		3,789,081
	Containers/Packaging
67,000	Rengo Co. Ltd.	478,100

	Electrical Products
14,000	Mabuchi Motor Co., Ltd.	716,846
32,600	PATLITE Corp.	358,651
		1,075,497
	Electronic Components
42,300	Yamaichi Electronics Co., Ltd.	575,111

	Electronic Production Equipment
47,200	Shinkawa, Ltd.	1,186,145

	Electronics/Appliances
10,450	Nihon Trim Co., Ltd.	546,166

	Finance/Rental/Leasing
250,000	APLUS Co., Ltd.*	1,182,531
27,700	Century Leasing System	418,450
14,700	Fuyo General Lease Co.	612,264
136,300	Japan Securities Finance Co., Ltd.	1,550,419
53,900	Sanyo Electric Credit Co., Ltd.	1,011,484
		4,775,148
	Food: Specialty/Candy
85,200	Ariake Japan Co., Ltd.	2,387,173

	Household/Personal Care
11,100	Milbon Co. Ltd.	402,022

	Industrial Specialties
17,400	Taisei Lamick Co., Ltd.	541,069

	Medical Specialties
11,500	Nakanishi, Inc.	1,341,142

	Miscellaneous Manufacturing
97,000	Takuma Co., Ltd.	785,687

	Packaged Software
24	Zentek Technology Japan, Inc.*	131,604

	Property - Casualty Insurers
184,400	Nisshin Fire and Marine Insurance Co., Ltd.	777,464

	Restaurants
22,800	Hurxley Corp.	416,833
25,100	Nippon Restaurant System, Inc.	870,233
		1,287,066
	Specialty Stores
2,700	Megane Top Co., Ltd.	18,685

	Total Japan	22,209,051

	Netherlands (5.5%)
	Apparel/Footwear Retail
5,640	Macintosh Retail Group	410,150

	Information Technology Services
99,902	Getronics NV	1,356,886
24,945	Ordina NV	500,035
		1,856,921
	Investment Banks/Brokers
6,014	Van Lanschot NV	548,410

	Personnel Services
18,193	Randstad Holdings NV	1,017,627
8,977	USG People NV	562,789
		1,580,416

	Total Netherlands	4,395,897

	New Zealand (4.3%)
	Casino/Gaming
174,958	Sky City Entertainment Group Ltd.	578,652

	Discount Stores
412,563	The Warehouse Group Ltd.	1,047,530

	Electronics/Appliances
181,426	Fisher & Paykel Appliances Holdings Ltd.	470,261

	Medical Specialties
512,017	Fisher & Paykel Healthcare Corp. Ltd.	1,277,706

	Total New Zealand	3,374,149

	Norway (4.5%)
	Electronic Components
45,264	Visma ASA	701,423

	Engineering & Construction
13,772	Veidekke ASA	493,234

	Publishing: Newspapers
58,545	Schibsted ASA	1,612,632

	Pulp & Paper
52,636	Norske Skogindustrier ASA	784,862

	Total Norway	3,592,151

	Spain (0.8%)
	Pulp & Paper
19,872	Miquel y Costas & Miquel, S.A.	647,467

	Sweden (4.3%)
	Advertising/Marketing Services
34,891	Eniro AB	386,433

	Aerospace & Defense
53,925	Saab AB (B Shares)	1,160,312

	Electronic Production Equipment
33,799	Micronic Laser Systems*	488,596

	Metal Fabrications
14,927	Gunnebo AB	163,388

	Pulp & Paper
30,815	Billerud AB	439,860

	Tobacco
58,999	Swedish Match AB	789,545

	Total Sweden	3,428,134

	Switzerland (7.0%)
	Building Products
3,452	Schindler Holding AG	1,635,810
289	Zehnder Group AG (B Shares)	435,012
		2,070,822
	Containers/Packaging
1,738	SIG Holding AG (Registered)	385,171

	Industrial Specialties
1,814	SIA Abrasives Holding AG	519,436

	Miscellaneous Manufacturing
1,791	Kaba Holding AG (Registered B Shares)*	425,848

	Pharmaceuticals: Major
4,450	Galenica Holding AG (Registered)*	837,913

	Publishing: Books/Magazines
703	Edipresse S.A. (Bearer Shares)	286,336

	Trucks/Construction/Farm Machinery
10,962	Bucher Industries AG (Registered Shares)	1,039,256

	Total Switzerland	5,564,782

	United Kingdom (13.5%)
	Beverages: Non-Alcoholic
180,467	BRITVIC PLC*	875,173

	Broadcasting
61,563	GCAP Media PLC	256,506

	Casino/Gaming
81,139	William Hill PLC	827,277

	Commercial Printing/Forms
55,163	De La Rue PLC	536,935

	Engineering & Construction
58,691	Keller Group PLC	467,424

	Finance/Rental/Leasing
140,832	Cattles PLC	855,894

	Food: Specialty/Candy
189,575	Devro PLC	427,072
81,750	RHM PLC	404,123
		831,195
	Industrial Machinery
274,282	FKI PLC	584,184
84,345	Rotork PLC	1,079,111
67,220	Spirax-Sarco Engineering PLC	1,177,850
		2,841,145
	Other Transportation
183,732	Stagecoach Group PLC	361,335

	Property - Casualty Insurers
95,043	Catlin Group Ltd.	856,434

	Restaurants
138,312	Luminar PLC	1,181,817

	Trucking
153,091	Wincanton PLC	850,535

	Total United Kingdom	10,741,670

	Total Common Stocks
	(Cost $59,921,459)	77,608,867

	Preferred Stocks (a) (1.9%)
	Germany
	Apparel/Footwear
19,327	Hugo Boss AG	766,400

	Industrial Machinery
26,319	Sartorius AG	758,324

	Total Preferred Stocks
	(Cost $495,425)	1,524,724

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (0.4%)
	Repurchase Agreement
$335	Joint repurchase agreement account 4.56% due 03/01/06
	(dated 02/28/06; proceeds $335,042) (b) (Cost $335,000)		335,000

	Total Investments (Cost $60,751,884) (c)	100.1%	79,468,591
	Liabilities in Excess of Other Assets	(0.1)	(98,938)
	Net Assets	100.0%	$79,369,653

*	Non-income producing security.
(a)

Securities with total market value equal to $79,019,413 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $20,738,876 and the aggregate gross unrealized depreciation is $2,022,169, resulting in net unrealized appreciation of $18,716,707.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 28, 2006:

					UNREALIZED
CONTRACTS TO			IN	DELIVERY	APPRECIATION
DELIVER			EXCHANGE FOR	DATE	(DEPRECIATION)

AUD	79,948		$59,041	03/01/06	$(320)
CHF	23,054		$17,457	03/01/06	(116)
EUR	100,432		$119,062	03/01/06	(663)
	$104,839	EUR	88,254	03/01/06	368
	$48,985	JPY	5,686,695	03/01/06	131
AUD	57,586		$42,660	03/02/06	(98)
CHF	17,224		$13,069	03/02/06	(60)
	$984	EUR	828	03/02/06	3
	$12,818	JPY	1,489,418	03/02/06	46
			Net Unrealized Depreciation		$(709)

Currency Abbreviations:

AUD	Australian Dollar.
EUR	Euro.
JPY	Japanese Yen.
CHF	Swiss Franc.

Morgan Stanley International SmallCap

Summary of Investments February 28, 2006 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS
Food: Specialty/Candy	$6,730,821		8.5%
Finance/Rental/Leasing	6,010,479		7.6
Construction Materials	5,076,665		6.4
Industrial Machinery	3,831,569		4.8
Medical Specialties	2,618,848		3.3
Building Products	2,538,902		3.2
Beverages: Alcoholic	2,491,677		3.1
Restaurants	2,468,883		3.1
Commercial Printing/Forms	2,289,246		2.9
Miscellaneous Commercial Services	2,160,133		2.7
Publishing: Newspapers	2,029,927		2.6
Electronic Components	1,923,216		2.4
Pulp & Paper	1,872,189		2.4
Information Technology Services	1,856,921		2.3
Industrial Specialties	1,790,285		2.3
Electronic Production Equipment	1,674,741		2.1
Electrical Products	1,639,283		2.1
Property - Casualty Insurers	1,633,898		2.1
Personnel Services	1,580,416		2.0
Aerospace & Defense	1,560,679		2.0
Apparel/Footwear	1,514,559		1.9
Casino/Gaming	1,405,929		1.8
Investment Banks/Brokers	1,370,431		1.7
Beverages: Non-Alcoholic	1,234,753		1.6
Miscellaneous Manufacturing	1,211,535		1.5
Discount Stores	1,047,530		1.3
Trucks/Construction/Farm Machinery	1,039,256		1.3
Electronics/Appliances	1,016,427		1.3
Broadcasting	996,167		1.3
Packaged Software	982,315		1.2
Engineering & Construction	960,658		1.2
Office Equipment/Supplies	905,155		1.1
Chemicals: Agricultural	903,826		1.1
Containers/Packaging	863,271		1.1
Trucking	850,535		1.1
Pharmaceuticals: Major	837,913		1.1
Tobacco	789,545		1.0
Computer Processing Hardware	754,236		0.9
Regional Banks	745,905		0.9
Pharmaceuticals: Other	720,763		0.9
Hospital/Nursing Management	668,318		0.8
Semiconductors	612,996		0.8
Financial Publishing/Services	506,120		0.6
Apparel/Footwear Retail	410,150		0.5
Food: Major Diversified	406,376		0.5
Household/Personal Care	402,022		0.5
Medical Distributors	396,728		0.5
Advertising/Marketing Services	386,433		0.5
Other Transportation	361,335		0.5
Repurchase Agreement	335,000		0.4
Auto Parts: O.E.M.	333,495		0.4
Publishing: Books/Magazines	286,336		0.4
Specialty Telecommunications	251,722		0.3
Metal Fabrications	163,388		0.2
Specialty Stores	18,685		0.0
	$79,468,591	*	100.1%

*      Does not include open forward foreign currency contracts with net unrealized depreciation of $709.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison

Ronald E. Robison

Principal Executive Officer

April 19, 2006

/s/ Francis Smith

Francis Smith

Principal Financial Officer

April 19, 2006